THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON February 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York 10019

13F File Number:  028-10733


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Rivera, Esq.
Title:  Chief Financial Officer and General Counsel
Phone:  (212) 586-4333


/s/ Alan Rivera              New York, New York                July 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $15,785
                                            (thousands)


Confidential information is listed on this Form 13F that was omitted from the public Form 13F report that was filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


1.       Name: MMI Investments, LP.                13F File Number: 028-12272


                                             FORM 13F INFORMATION TABLE

         Item 1:       Item 2:    Item 3:     Item 4            Item 5:        Item 6:      Item 7:           Item 8:

                                              Market    Shares or
                       Title of   CUSIP       Value     Principal   SH/ PUT/   Investment   Other
     Name of Issuer    Class      Number     (x1000)    Amount      PRN CALL   Discretion   Managers     Sole     Shared   None
    ---------------   ------     -------    --------   -------     ---------  -----------  ---------    -----    -------  -----
COMMSCOPE INC          COM        203372107   10,101    205,262     SH          SOLE          (1)       205,262
UTI WORLDWIDE INC      ORD        G87210103   5,684     290,000     SH          SOLE          (1)       290,000





04129-0003 #1210087